Average Annual Total Returns - Investor Class and Class H - Russell 2000 1.5x Strategy Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	20.93%	15.35%	12.76%	20.78%	14.61%	12.03%	12.39%	12.03%	10.27%	19.96%	14.21%	13.29%